Troubled Debt Restructures - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Troubled debt restructure is defined as being past due	90 days
Allowance for loan loss on TDR	$ 373,000	$ 420,000